Quarterly Holdings Report
for
Fidelity® Nasdaq Composite Index® ETF
February 28, 2022
ETF-NPRT1-0422
1.814342.117
Common Stocks - 99.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 15.1%
Diversified Telecommunication Services - 0.2%
Anterix, Inc. (a)(b)	8,435	449,417
Bandwidth, Inc. (a)(b)	3,831	117,037
Cogent Communications Group, Inc.	11,639	737,913
Consolidated Communications Holdings, Inc. (a)	58,747	418,279
Frontier Communications Parent, Inc. (a)(b)	45,356	1,249,558
Iridium Communications, Inc. (a)(b)	30,272	1,198,468
Liberty Global PLC Class C (a)	78,983	2,043,290
Liberty Latin America Ltd.:
Class A (a)(b)	29,116	292,616
Class C (a)	23,314	235,238
Nextplat Corp. (a)(b)	20,590	62,594
Radius Global Infrastructure, Inc. (a)	26,632	342,488
		7,146,898
Entertainment - 1.6%
Activision Blizzard, Inc.	153,790	12,533,885
Bilibili, Inc. ADR (a)(b)	36,386	1,150,161
Electronic Arts, Inc.	57,500	7,480,175
Grom Social Enterprises, Inc. (a)(b)	220,900	234,154
iQIYI, Inc. ADR (a)(b)	95,847	396,807
NetEase, Inc. ADR	51,987	4,956,441
Netflix, Inc. (a)	82,240	32,445,325
Playtika Holding Corp. (a)	78,655	1,620,293
Roku, Inc. Class A (a)(b)	22,286	3,109,566
Take-Two Interactive Software, Inc. (a)	22,546	3,652,452
Warner Music Group Corp. Class A	21,563	781,012
Zynga, Inc. (a)	235,292	2,136,451
		70,496,722
Interactive Media & Services - 10.2%
Alphabet, Inc.:
Class A (a)	57,362	154,942,793
Class C (a)	60,830	164,108,391
Baidu, Inc. sponsored ADR (a)	54,416	8,295,175
Bumble, Inc.	20,051	513,907
CarGurus, Inc. Class A (a)	23,114	1,119,873
Hello Group, Inc. ADR	42,496	404,987
IAC (a)(b)	16,545	1,898,704
JOYY, Inc. ADR	10,075	466,372
Kanzhun Ltd. ADR	10,018	323,581
Match Group, Inc. (a)	54,314	6,055,468
Meta Platforms, Inc. Class A (a)	454,666	95,948,166
QuinStreet, Inc. (a)	12,790	143,888
Taboola.com Ltd. (a)(b)	34,791	229,969
TripAdvisor, Inc. (a)(b)	27,429	697,794
Vimeo, Inc. (a)	26,835	348,587
Weibo Corp. sponsored ADR (a)(b)	17,771	487,459
Yandex NV Series A (a)(b)(c)	49,770	884,200
Ziff Davis, Inc. (a)	10,267	1,032,860
Zoominfo Technologies, Inc. (a)	71,598	3,915,695
		441,817,869
Media - 2.3%
Advantage Solutions, Inc. Class A (a)(b)	74,794	588,629
Cardlytics, Inc. (a)(b)	8,690	504,020
Charter Communications, Inc. Class A (a)	32,183	19,367,086
Comcast Corp. Class A	901,064	42,133,753
comScore, Inc. (a)(b)	100,008	262,021
Criteo SA sponsored ADR (a)	13,163	437,801
Discovery Communications, Inc.:
Class A (a)	34,310	962,396
Class C (non-vtg.) (a)	65,647	1,836,147
DISH Network Corp. Class A (a)	43,199	1,380,640
E.W. Scripps Co. Class A (a)(b)	25,079	558,259
Fox Corp.:
Class A	63,796	2,668,587
Class B	32,840	1,256,458
Integral Ad Science Holding Corp. (b)	27,507	514,656
Liberty Broadband Corp.:
Class A (a)(b)	5,176	749,537
Class C (a)	23,527	3,451,411
Liberty Media Corp.:
Liberty Braves Class C (a)	22,832	563,950
Liberty Formula One Group Series C (a)	43,625	2,649,346
Liberty SiriusXM Series A	22,583	1,137,280
Liberty SiriusXM Series C (a)	47,292	2,379,733
Magnite, Inc. (a)	26,764	390,219
News Corp.:
Class A	34,473	769,437
Class B	45,101	1,011,615
Nexstar Broadcasting Group, Inc. Class A	5,462	1,010,743
Paramount Global Class B	117,948	3,610,388
Scholastic Corp. (b)	17,940	754,915
Sinclair Broadcast Group, Inc. Class A (b)	14,284	428,520
Sirius XM Holdings, Inc. (b)	847,767	5,222,245
TechTarget, Inc. (a)(b)	8,275	648,595
Thryv Holdings, Inc. (a)(b)	7,804	237,242
Troika Media Group, Inc. (a)(b)	186,865	183,931
		97,669,560
Wireless Telecommunication Services - 0.8%
Millicom International Cellular SA (a)(b)	19,488	452,706
T-Mobile U.S., Inc. (a)	245,302	30,223,659
VEON Ltd. sponsored ADR (a)	424,577	218,785
Vodafone Group PLC sponsored ADR	82,857	1,466,569
		32,361,719
TOTAL COMMUNICATION SERVICES		649,492,768
CONSUMER DISCRETIONARY - 16.4%
Auto Components - 0.2%
Dorman Products, Inc. (a)	7,225	674,960
Fox Factory Holding Corp. (a)(b)	10,079	1,189,524
Gentex Corp.	46,652	1,412,156
Gentherm, Inc. (a)(b)	8,698	737,938
Luminar Technologies, Inc. (a)(b)	65,355	916,931
Patrick Industries, Inc. (b)	8,155	581,778
Solid Power, Inc. (a)(b)	54,857	436,113
The Goodyear Tire & Rubber Co. (a)(b)	60,286	933,830
Visteon Corp. (a)(b)	5,819	699,269
XPEL, Inc. (a)(b)	7,977	579,130
		8,161,629
Automobiles - 4.4%
Arcimoto, Inc. (a)(b)	60,218	354,082
Arrival SA (a)(b)	148,741	519,106
Canoo, Inc. (a)(b)	71,350	409,549
Li Auto, Inc. ADR (a)	94,067	2,864,340
Lucid Group, Inc. Class A (a)(b)	313,378	9,081,694
Rivian Automotive, Inc. (b)	170,027	11,487,024
Tesla, Inc. (a)	191,171	166,400,974
		191,116,769
Distributors - 0.2%
LKQ Corp.	54,962	2,580,466
Pool Corp.	7,390	3,388,906
		5,969,372
Diversified Consumer Services - 0.1%
2U, Inc. (a)(b)	17,875	187,688
Amesite, Inc. (a)(b)	29,658	19,577
Duolingo, Inc. (a)(b)	2,070	178,620
Frontdoor, Inc. (a)	19,614	589,401
Grand Canyon Education, Inc. (a)	15,152	1,315,648
Houghton Mifflin Harcourt Co. (a)	38,976	816,547
Laureate Education, Inc. Class A	33,202	359,910
Rover Group, Inc. Class A (a)(b)	71,595	408,807
Strategic Education, Inc. (b)	6,231	367,754
Udemy, Inc. (b)	23,602	311,310
		4,555,262
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. Class A (a)	65,088	9,860,181
Bloomin' Brands, Inc. (b)	35,765	880,177
Booking Holdings, Inc. (a)	7,535	16,367,904
Caesars Entertainment, Inc. (a)	39,914	3,360,360
Churchill Downs, Inc. (b)	8,400	2,023,308
Cracker Barrel Old Country Store, Inc.	5,578	748,958
Dave & Buster's Entertainment, Inc. (a)(b)	22,199	962,105
DraftKings, Inc. Class A (a)(b)	77,655	1,838,870
Expedia, Inc. (a)	28,310	5,551,874
Golden Entertainment, Inc. (a)	13,328	758,763
Huazhu Group Ltd. ADR (a)	34,832	1,440,652
Jack in the Box, Inc. (b)	4,431	382,262
Krispy Kreme, Inc. (b)	48,255	719,482
MakeMyTrip Ltd. (a)(b)	17,961	504,345
Marriott International, Inc. Class A (a)	60,800	10,344,512
Melco Crown Entertainment Ltd. sponsored ADR (a)	101,388	1,015,908
Monarch Casino & Resort, Inc. (a)	5,825	453,768
Papa John's International, Inc.	7,393	789,720
Penn National Gaming, Inc. (a)	32,892	1,689,004
Playa Hotels & Resorts NV (a)(b)	111,238	1,051,199
Red Rock Resorts, Inc.	8,676	436,229
Scientific Games Corp. Class A (a)(b)	22,754	1,431,682
Sportradar Holding AG (b)	37,911	555,396
Starbucks Corp.	212,125	19,470,954
Texas Roadhouse, Inc. Class A	15,442	1,465,600
The Cheesecake Factory, Inc. (a)(b)	12,076	516,732
Trip.com Group Ltd. ADR (a)	109,944	2,838,754
Vacasa, Inc. Class A (a)	40,108	299,206
Wendy's Co.	51,095	1,161,900
Wingstop, Inc. (b)	7,288	1,059,311
Wynn Resorts Ltd. (a)	22,976	1,987,884
		91,967,000
Household Durables - 0.1%
Cavco Industries, Inc. (a)(b)	2,505	682,938
Helen of Troy Ltd. (a)(b)	5,416	1,113,909
iRobot Corp. (a)(b)	5,632	350,085
LGI Homes, Inc. (a)(b)	6,893	869,414
Newell Brands, Inc.	79,762	1,894,348
Snap One Holdings Corp. (a)(b)	13,860	272,210
Sonos, Inc. (a)(b)	28,361	776,808
		5,959,712
Internet & Direct Marketing Retail - 7.9%
Amazon.com, Inc. (a)	96,714	297,033,840
ContextLogic, Inc. (a)(b)	209,160	495,709
eBay, Inc.	119,924	6,546,651
Etsy, Inc. (a)	24,317	3,766,460
Global-e Online Ltd. (a)	26,732	1,046,290
Grab Holdings Ltd. (a)(b)	720,648	4,150,932
JD.com, Inc. sponsored ADR (a)	143,153	10,254,049
Just Eat Takeaway.com NV ADR (a)(b)	33,291	267,993
MercadoLibre, Inc. (a)	10,144	11,428,738
Newegg Commerce, Inc. (a)(b)	75,634	432,626
Overstock.com, Inc. (a)	10,940	622,486
Ozon Holdings PLC ADR (a)(b)(c)	22,636	246,298
Pinduoduo, Inc. ADR (a)	79,679	4,132,153
Porch Group, Inc. Class A (a)(b)	33,612	272,257
Qurate Retail, Inc. Series A (b)	85,367	470,372
Stitch Fix, Inc. (a)	14,157	177,670
Xometry, Inc. (b)	15,663	766,077
		342,110,601
Leisure Products - 0.2%
BRP, Inc. (b)	5,494	393,206
Hasbro, Inc.	24,682	2,395,388
Latham Group, Inc. (a)(b)	30,778	538,307
Malibu Boats, Inc. Class A (a)(b)	8,420	586,621
Mattel, Inc. (a)	75,280	1,880,494
Peloton Interactive, Inc. Class A (a)(b)	61,506	1,787,364
		7,581,380
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	44,193	6,278,941
Franchise Group, Inc. (b)	11,967	504,409
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	14,643	632,285
		7,415,635
Specialty Retail - 0.7%
Academy Sports & Outdoors, Inc. (b)	21,747	703,950
Bed Bath & Beyond, Inc. (a)(b)	28,556	482,311
Five Below, Inc. (a)(b)	10,813	1,769,115
Leslie's, Inc. (a)(b)	39,774	847,584
Monro, Inc. (b)	8,516	397,527
National Vision Holdings, Inc. (a)(b)	19,036	698,050
O'Reilly Automotive, Inc. (a)	12,008	7,796,074
Petco Health & Wellness Co., Inc. (a)(b)	41,916	734,368
Rent-A-Center, Inc. (b)	14,543	413,167
Ross Stores, Inc.	71,160	6,503,312
Sleep Number Corp. (a)(b)	7,704	506,153
The ODP Corp. (a)	15,361	675,884
Tractor Supply Co.	20,908	4,260,841
Ulta Beauty, Inc. (a)	10,066	3,769,717
Urban Outfitters, Inc. (a)(b)	21,258	584,808
Vroom, Inc. (a)(b)	52,498	319,188
		30,462,049
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co.	14,651	1,358,441
Crocs, Inc. (a)(b)	12,098	1,012,966
G-III Apparel Group Ltd. (a)	31,047	861,244
lululemon athletica, Inc. (a)(b)	23,197	7,421,648
Steven Madden Ltd.	20,371	869,027
		11,523,326
TOTAL CONSUMER DISCRETIONARY		706,822,735
CONSUMER STAPLES - 3.9%
Beverages - 1.6%
Celsius Holdings, Inc. (a)(b)	17,216	1,099,930
Coca-Cola Bottling Co. Consolidated (b)	1,871	929,756
Coca-Cola European Partners PLC (b)	83,964	4,299,796
Keurig Dr. Pepper, Inc.	260,324	10,066,729
MGP Ingredients, Inc. (b)	8,687	691,572
Monster Beverage Corp. (a)	104,206	8,794,986
National Beverage Corp. (b)	21,591	950,220
PepsiCo, Inc.	255,235	41,792,179
		68,625,168
Food & Staples Retailing - 1.3%
Andersons, Inc.	21,820	994,992
Casey's General Stores, Inc.	8,206	1,543,384
Chefs' Warehouse Holdings (a)	17,719	582,069
Costco Wholesale Corp.	81,648	42,395,724
Grocery Outlet Holding Corp. (a)(b)	37,128	1,032,530
Ingles Markets, Inc. Class A (b)	8,992	739,322
PriceSmart, Inc.	7,658	556,890
Sprouts Farmers Market LLC (a)(b)	30,607	871,687
Walgreens Boots Alliance, Inc.	178,551	8,229,416
		56,946,014
Food Products - 0.8%
Beyond Meat, Inc. (a)(b)	13,419	627,741
Bridgford Foods Corp. (a)(b)	2,561	28,222
Cal-Maine Foods, Inc. (a)	12,494	553,109
Freshpet, Inc. (a)(b)	9,256	881,449
Hostess Brands, Inc. Class A (a)	60,920	1,312,217
J&J Snack Foods Corp. (b)	4,557	746,072
Lancaster Colony Corp.	5,633	947,527
Mission Produce, Inc. (a)(b)	27,719	359,793
Mondelez International, Inc.	259,798	17,011,573
Pilgrim's Pride Corp. (a)	56,321	1,328,049
Sanderson Farms, Inc.	5,467	976,352
Sovos Brands, Inc. (b)	31,551	383,029
Tattooed Chef, Inc. (a)(b)	18,667	226,617
The Hain Celestial Group, Inc. (a)(b)	23,655	860,096
The Kraft Heinz Co.	251,045	9,845,985
The Simply Good Foods Co. (a)(b)	23,810	943,590
		37,031,421
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.) (a)	14,874	655,051
Reynolds Consumer Products, Inc. (b)	45,269	1,347,658
WD-40 Co. (b)	3,223	682,921
		2,685,630
Personal Products - 0.1%
Inter Parfums, Inc.	8,552	794,310
Olaplex Holdings, Inc.	129,080	2,165,962
The Beauty Health Co. (a)(b)	41,766	809,425
		3,769,697
TOTAL CONSUMER STAPLES		169,057,930
ENERGY - 0.6%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	157,815	4,636,605
Championx Corp.	39,903	854,323
CSI Compressco LP	53,719	75,744
Smart Sand, Inc. (a)(b)	78,233	266,775
Weatherford International PLC (a)	25,084	712,386
		6,545,833
Oil, Gas & Consumable Fuels - 0.4%
Alliance Resource Partners LP	39,699	520,851
Amplify Energy Corp. warrants 5/4/22 (a)	322	4
APA Corp.	78,278	2,789,045
Centennial Resource Development, Inc. Class A (a)	2,414	21,195
Chesapeake Energy Corp. (b)	19,322	1,492,625
Diamondback Energy, Inc.	37,637	5,197,670
Golar LNG Ltd. (a)	58,681	1,021,049
Green Plains, Inc. (a)(b)	16,738	548,002
Kinetik Holdings, Inc.	7,509	510,612
National Energy Services Reunited Corp. (a)(b)	22,558	200,992
New Fortress Energy, Inc. (b)	36,019	993,764
Oasis Petroleum, Inc. (b)	6,483	859,062
PDC Energy, Inc.	25,872	1,669,261
Plains All American Pipeline LP	146,100	1,544,277
Plains GP Holdings LP Class A	37,556	424,758
Renewable Energy Group, Inc. (a)(b)	9,852	605,898
Viper Energy Partners LP	36,793	1,082,082
		19,481,147
TOTAL ENERGY		26,026,980
FINANCIALS - 4.8%
Banks - 2.1%
Ameris Bancorp (b)	17,766	879,417
Atlantic Union Bankshares Corp. (b)	20,087	816,135
BancFirst Corp. (b)	12,113	946,389
Bancorp, Inc., Delaware (a)(b)	28,994	849,524
Bank OZK (b)	30,627	1,440,082
Banner Corp.	10,116	623,247
BCB Bancorp, Inc.	21,519	392,076
BOK Financial Corp. (b)	16,230	1,666,821
Cathay General Bancorp (b)	20,428	960,729
City Holding Co.	11,076	882,425
Columbia Banking Systems, Inc. (b)	18,433	675,201
Commerce Bancshares, Inc.	27,034	1,940,501
CVB Financial Corp. (b)	34,434	811,954
Eagle Bancorp, Inc.	7,619	456,530
East West Bancorp, Inc.	26,586	2,327,870
Eastern Bankshares, Inc. (b)	46,916	1,025,584
Enterprise Bancorp, Inc.	8,642	348,186
Enterprise Financial Services Corp.	16,581	819,765
Fifth Third Bancorp	121,119	5,794,333
First Bancorp, North Carolina	35,653	1,600,107
First Busey Corp.	16,157	443,510
First Citizens Bancshares, Inc. (b)	2,842	2,240,775
First Financial Bancorp, Ohio (b)	23,933	588,273
First Financial Bankshares, Inc. (b)	32,548	1,559,700
First Hawaiian, Inc. (b)	37,830	1,099,718
First Internet Bancorp (b)	16,183	791,025
First Interstate Bancsystem, Inc.	11,703	475,142
First Merchants Corp. (b)	14,731	644,334
FNB Corp., Pennsylvania	1	13
Fulton Financial Corp. (b)	43,690	787,294
German American Bancorp, Inc. (b)	17,876	711,107
Hancock Whitney Corp. (b)	22,181	1,235,038
Heartland Financial U.S.A., Inc.	16,903	838,727
HomeStreet, Inc. (b)	19,890	1,023,539
Hope Bancorp, Inc. (b)	76,585	1,298,882
Huntington Bancshares, Inc.	255,460	3,964,739
Independent Bank Corp. (b)	8,501	731,171
Independent Bank Group, Inc. (b)	10,859	837,772
International Bancshares Corp.	10,850	466,659
Investar Holding Corp.	12,662	257,672
Investors Bancorp, Inc.	64,044	1,072,097
Lakeland Financial Corp. (b)	13,980	1,121,336
Live Oak Bancshares, Inc. (b)	12,029	769,255
Meta Financial Group, Inc.	10,493	581,207
NBT Bancorp, Inc.	10,543	404,535
Northwest Bancshares, Inc. (b)	58,298	820,836
OceanFirst Financial Corp.	28,818	644,947
Old National Bancorp, Indiana (b)	92,814	1,696,640
Pacific Premier Bancorp, Inc. (b)	23,504	909,840
PacWest Bancorp (b)	29,383	1,452,108
Peoples United Financial, Inc.	86,026	1,813,428
Pinnacle Financial Partners, Inc. (b)	17,326	1,751,312
Popular, Inc. (b)	19,502	1,791,259
Renasant Corp. (b)	15,529	566,964
Republic Bancorp, Inc., Kentucky Class A (b)	9,885	453,524
Sandy Spring Bancorp, Inc. (b)	17,577	827,701
Seacoast Banking Corp., Florida (b)	17,788	651,930
Signature Bank	11,808	4,072,461
Simmons First National Corp. Class A	28,506	812,991
Southstate Corp.	16,192	1,457,280
Stock Yards Bancorp, Inc. (b)	11,706	625,920
SVB Financial Group (a)	10,939	6,629,034
Texas Capital Bancshares, Inc. (a)	12,451	829,237
TowneBank	10,856	338,490
Triumph Bancorp, Inc. (a)	5,727	574,533
Trustmark Corp. (b)	21,278	670,044
UMB Financial Corp.	11,682	1,189,929
Umpqua Holdings Corp.	53,677	1,146,004
United Bankshares, Inc., West Virginia (b)	30,323	1,110,428
United Community Bank, Inc.	22,243	859,914
Valley National Bancorp (b)	86,384	1,206,784
Veritex Holdings, Inc.	21,157	859,609
WesBanco, Inc. (b)	18,234	666,270
Westamerica Bancorp. (b)	11,346	673,045
Wintrust Financial Corp. (b)	13,817	1,372,857
Zions Bancorp NA	27,123	1,922,749
		89,598,464
Capital Markets - 1.5%
B. Riley Financial, Inc.	7,390	440,075
BGC Partners, Inc. Class A	128,238	587,330
Carlyle Group LP	62,718	2,939,593
CME Group, Inc.	65,283	15,441,388
Coinbase Global, Inc. (a)(b)	29,268	5,583,456
Cowen Group, Inc. Class A	9,135	270,853
Focus Financial Partners, Inc. Class A (a)(b)	15,757	788,480
Freedom Holding Corp. (a)(b)	14,323	880,292
Futu Holdings Ltd. ADR (a)(b)	9,920	424,080
Gores Holdings VIII, Inc. Class A (a)	39,473	393,546
Greenpro Capital Corp. (a)(b)	542,209	224,258
Hamilton Lane, Inc. Class A	10,243	799,978
Interactive Brokers Group, Inc. (b)	20,271	1,341,535
LPL Financial	15,521	2,808,525
MarketAxess Holdings, Inc.	6,217	2,371,350
Morningstar, Inc.	9,270	2,601,626
NASDAQ, Inc.	29,009	4,964,890
Northern Trust Corp.	43,286	4,930,275
Open Lending Corp. (a)(b)	29,207	608,382
Pioneer Merger Corp. Class A (a)	36,386	355,309
Robinhood Markets, Inc. (a)(b)	132,357	1,589,608
SEI Investments Co.	19,701	1,154,085
StepStone Group, Inc. Class A (b)	17,287	596,920
T. Rowe Price Group, Inc.	39,355	5,689,159
TPG, Inc. (b)	12,649	388,830
Tradeweb Markets, Inc. Class A (b)	17,897	1,511,939
Virtu Financial, Inc. Class A	30,291	1,062,608
Virtus Investment Partners, Inc.	2,124	511,077
WisdomTree Investments, Inc. (b)	50,228	282,784
XP, Inc. Class A (a)	74,398	2,406,031
		63,948,262
Consumer Finance - 0.2%
360 DigiTech, Inc. ADR	30,375	569,531
Credit Acceptance Corp. (a)(b)	2,914	1,603,050
Encore Capital Group, Inc. (a)(b)	6,208	409,666
FirstCash Holdings, Inc. (b)	10,299	741,940
Navient Corp.	38,999	686,772
PRA Group, Inc. (a)(b)	12,673	565,596
SLM Corp.	60,474	1,191,338
SoFi Technologies, Inc. (a)(b)	169,156	1,936,836
Upstart Holdings, Inc. (a)(b)	15,661	2,474,281
World Acceptance Corp. (a)(b)	1,755	344,805
		10,523,815
Diversified Financial Services - 0.3%
Accretion Acquisition Corp. (a)	36,036	351,711
AltEnergy Acquisition Corp. Class A (a)	100	984
Atlantic Coastal Acquisition Corp. Class A (a)	36,654	356,643
Avalon Acquisition, Inc. Class A (a)	40,244	398,416
B. Riley Principal 150 Merger Corp. Class A (a)	53,308	526,150
Bridgetown Holdings Ltd. Class A (a)	39,400	387,302
Broadscale Acquisition Corp. Class A (a)	28,656	283,121
Digital World Acquisition Corp. (a)(b)	5,812	534,995
Healthcare Services Acquisition Corp. (a)	151,924	1,485,817
Iron Spark I, Inc. Class A	9,851	97,623
Khosla Ventures Acquisition Co. III (a)	156,477	1,519,392
Lerer Hippeau Acquisition Corp. Class A (a)(b)	150,136	1,456,319
LM Funding America, Inc. (a)(b)	80,196	238,182
PepperLime Health Acquisition Corp. Class A (a)	38,094	373,702
Schultze Special Purpose Acquisition Corp. II Class A (a)	148,754	1,453,327
SVF Investment Corp. (a)(b)	75,309	735,769
Vector Acquisition Corp. II Class A	154,035	1,500,301
		11,699,754
Insurance - 0.5%
American National Group, Inc.	4,550	860,087
Amerisafe, Inc.	5,913	278,502
Arch Capital Group Ltd. (a)(b)	52,336	2,465,549
Brighthouse Financial, Inc. (a)	21,936	1,146,375
BRP Group, Inc. (a)(b)	11,471	318,550
Cincinnati Financial Corp.	28,537	3,504,058
Enstar Group Ltd. (a)(b)	4,328	1,233,610
Erie Indemnity Co. Class A (b)	9,844	1,723,684
Goosehead Insurance (b)	5,421	471,519
Oxbridge Re Holdings Ltd. (a)(b)	76,194	450,307
Palomar Holdings, Inc. (a)	8,222	529,743
Principal Financial Group, Inc.	38,734	2,736,170
Safety Insurance Group, Inc.	4,661	388,914
Selective Insurance Group, Inc. (b)	14,067	1,170,234
State Auto Financial Corp.	6,760	351,588
Trupanion, Inc. (a)(b)	8,821	790,626
Willis Towers Watson PLC	22,460	4,992,858
		23,412,374
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp.	51,779	668,467
New York Mortgage Trust, Inc.	114,584	402,190
		1,070,657
Thrifts & Mortgage Finance - 0.2%
Broadway Financial Corp. (a)(b)	101,333	170,239
Capitol Federal Financial, Inc.	39,265	428,774
Carver Bancorp, Inc. (a)	42,060	310,403
Columbia Financial, Inc. (a)(b)	12,687	269,472
Enact Holdings, Inc. (b)	30,026	624,541
Home Point Capital, Inc. (b)	42,183	139,204
Merchants Bancorp	8,427	243,962
Mr. Cooper Group, Inc. (a)	25,237	1,282,797
NMI Holdings, Inc. (a)(b)	17,418	403,053
TFS Financial Corp.	76,489	1,313,316
Washington Federal, Inc.	24,538	873,062
WSFS Financial Corp. (b)	17,847	907,163
		6,965,986
TOTAL FINANCIALS		207,219,312
HEALTH CARE - 8.3%
Biotechnology - 4.2%
ACADIA Pharmaceuticals, Inc. (a)(b)	54,923	1,395,593
Adicet Bio, Inc. rights (a)(c)	7,230	0
Agios Pharmaceuticals, Inc. (a)(b)	35,070	1,091,729
Aileron Therapeutics, Inc. (a)	266,338	113,620
Alector, Inc. (a)(b)	27,660	438,134
Alkermes PLC (a)	38,673	961,411
Allakos, Inc. (a)(b)	11,508	64,330
Allogene Therapeutics, Inc. (a)	56,842	520,104
Allovir, Inc. (a)(b)	28,025	252,225
Alnylam Pharmaceuticals, Inc. (a)(b)	23,364	3,688,007
Amgen, Inc.	114,008	25,820,532
Amicus Therapeutics, Inc. (a)(b)	60,685	493,976
Anavex Life Sciences Corp. (a)(b)	28,160	308,634
Apellis Pharmaceuticals, Inc. (a)	15,897	676,099
Applied Genetic Technologies Corp. (a)(b)	224,591	446,936
Aptorum Group Ltd. (a)(b)	297,531	428,445
Arena Pharmaceuticals, Inc. (a)	15,140	1,437,846
Argenx SE ADR (a)	5,195	1,494,653
Aridis Pharmaceuticals, Inc. (a)(b)	5,453	10,906
Arrowhead Pharmaceuticals, Inc. (a)(b)	22,293	980,892
Ascendis Pharma A/S sponsored ADR (a)	10,255	1,152,559
Atara Biotherapeutics, Inc. (a)(b)	60,080	772,028
Aurinia Pharmaceuticals, Inc. (a)(b)	34,614	425,752
Avid Bioservices, Inc. (a)(b)	21,020	430,490
Beam Therapeutics, Inc. (a)(b)	13,264	1,039,234
BeiGene Ltd. ADR (a)	9,724	2,047,096
Benitec Biopharma, Inc. (a)(b)	10,652	24,713
BioCryst Pharmaceuticals, Inc. (a)(b)	46,355	769,957
Biogen, Inc. (a)	31,559	6,659,265
BioMarin Pharmaceutical, Inc. (a)	38,159	2,980,981
BioNTech SE ADR (a)	16,900	2,548,689
Black Diamond Therapeutics, Inc. (a)(b)	67,060	210,568
Blueprint Medicines Corp. (a)	11,259	681,732
BridgeBio Pharma, Inc. (a)(b)	32,049	249,982
C4 Therapeutics, Inc. (a)(b)	15,144	339,680
CareDx, Inc. (a)	13,300	510,454
Celldex Therapeutics, Inc. (a)	17,816	532,698
Century Therapeutics, Inc. (b)	10,194	143,735
Cerevel Therapeutics Holdings (a)(b)	39,252	1,039,000
ChemoCentryx, Inc. (a)	23,256	705,587
Clementia Pharmaceuticals, Inc. rights (a)(c)	20,215	27,290
Coherus BioSciences, Inc. (a)	22,605	266,513
CRISPR Therapeutics AG (a)(b)	15,048	923,496
CureVac NV (a)(b)	37,194	625,603
Cyclerion Therapeutics, Inc. (a)	201,000	211,050
Cytokinetics, Inc. (a)(b)	21,654	764,819
Denali Therapeutics, Inc. (a)(b)	21,414	697,240
Dynavax Technologies Corp. (a)(b)	32,622	399,946
Editas Medicine, Inc. (a)(b)	17,493	299,480
Enanta Pharmaceuticals, Inc. (a)	11,397	802,577
EQRx, Inc. (a)(b)	42,865	129,452
Erasca, Inc. (b)	21,336	264,566
Evelo Biosciences, Inc. (a)(b)	45,033	140,728
Exact Sciences Corp. (a)(b)	32,533	2,539,526
Exelixis, Inc. (a)	82,484	1,693,397
Fate Therapeutics, Inc. (a)(b)	16,594	573,323
FibroGen, Inc. (a)(b)	52,339	736,410
Forte Biosciences, Inc. (a)	88,669	111,723
Galectin Therapeutics, Inc. (a)(b)	52,110	97,446
Genmab A/S ADR (a)	18,539	620,315
Gilead Sciences, Inc.	250,955	15,157,682
Global Blood Therapeutics, Inc. (a)	128	3,866
Halozyme Therapeutics, Inc. (a)(b)	32,567	1,155,151
Horizon Therapeutics PLC (a)	44,444	4,051,959
ImmunityBio, Inc. (a)(b)	100,405	686,770
Impel Neuropharma, Inc. (a)(b)	35,790	258,404
Incyte Corp. (a)	45,801	3,128,208
Indaptus Therapeutics, Inc. (a)(b)	59,535	248,856
Inhibrx, Inc. (a)(b)	13,863	298,055
Inmune Bio, Inc. (a)(b)	23,524	207,011
Inovio Pharmaceuticals, Inc. (a)(b)	75,623	245,019
Insmed, Inc. (a)(b)	24,496	585,454
Instil Bio, Inc. (a)(b)	11,817	126,796
Intellia Therapeutics, Inc. (a)	15,598	1,541,862
Ionis Pharmaceuticals, Inc. (a)(b)	47,012	1,569,261
Iovance Biotherapeutics, Inc. (a)	34,762	544,721
Ironwood Pharmaceuticals, Inc. Class A (a)	44,210	475,700
iTeos Therapeutics, Inc. (a)	14,275	515,756
Iveric Bio, Inc. (a)	47,209	757,232
Kalvista Pharmaceuticals, Inc. (a)(b)	28,817	462,513
Karuna Therapeutics, Inc. (a)(b)	6,721	705,705
Keros Therapeutics, Inc. (a)(b)	11,560	620,772
Kintara Therapeutics, Inc. (a)(b)	226,889	82,837
Kodiak Sciences, Inc. (a)	11,341	97,986
Kronos Bio, Inc. (a)(b)	26,806	201,849
Kymera Therapeutics, Inc. (a)	11,474	456,206
Legend Biotech Corp. ADR (a)	16,169	640,131
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	6,193	626,855
General CVR (a)	1,530	15
Glucagon CVR (a)	1,530	10
rights (a)	1,530	11
TR Beta CVR (a)	1,530	214
Lixte Biotechnology Holdings, Inc. (a)(b)	14,927	21,196
Lyell Immunopharma, Inc. (b)	45,072	326,321
Madrigal Pharmaceuticals, Inc. (a)	10	929
Mirati Therapeutics, Inc. (a)	9,431	832,663
Moderna, Inc. (a)	77,509	11,905,382
Morphic Holding, Inc. (a)(b)	7,365	293,569
Myriad Genetics, Inc. (a)	14,095	343,636
Natera, Inc. (a)(b)	16,841	1,107,296
Neurocrine Biosciences, Inc. (a)	19,975	1,795,153
Novavax, Inc. (a)(b)	14,889	1,241,296
Nurix Therapeutics, Inc. (a)	117	1,892
OncoSec Medical, Inc. (a)	39,609	37,431
Opko Health, Inc. (a)(b)	197,827	619,199
Organogenesis Holdings, Inc. Class A (a)(b)	52,690	392,014
ORIC Pharmaceuticals, Inc. (a)(b)	33,642	261,062
Orphazyme A/S ADR (a)(b)	156,187	190,548
Prometheus Biosciences, Inc. (a)(b)	15,136	659,021
Protagonist Therapeutics, Inc. (a)	16,906	410,478
PTC Therapeutics, Inc. (a)(b)	15,809	555,212
Recursion Pharmaceuticals, Inc. (a)(b)	47,085	515,581
Regeneron Pharmaceuticals, Inc. (a)	19,812	12,250,948
REGENXBIO, Inc. (a)	3,000	78,630
Relay Therapeutics, Inc. (a)(b)	21,144	509,782
Repligen Corp. (a)	9,941	1,955,395
Replimune Group, Inc. (a)	15,589	250,048
Revolution Medicines, Inc. (a)(b)	19,610	371,021
Rocket Pharmaceuticals, Inc. (a)(b)	14,474	257,782
Sage Therapeutics, Inc. (a)(b)	18,437	670,554
Sana Biotechnology, Inc. (b)	56,332	363,905
Sangamo Therapeutics, Inc. (a)	36,344	212,612
Sarepta Therapeutics, Inc. (a)	21,545	1,650,562
Savara, Inc. (a)(b)	297,135	344,677
Seagen, Inc. (a)(b)	37,468	4,828,501
Sesen Bio, Inc. (a)(b)	543,207	344,556
Sigilon Therapeutics, Inc. (a)	23,906	34,664
Sonnet Biotherapeutics Holding (a)	467,345	135,997
Sorrento Therapeutics, Inc. (a)(b)	127,744	323,192
Springworks Therapeutics, Inc. (a)(b)	11,550	653,615
Stoke Therapeutics, Inc. (a)(b)	30,013	585,254
Tempest Therapeutics, Inc. (a)	8,673	28,274
TG Therapeutics, Inc. (a)(b)	25,222	248,941
Tiziana Life Sciences Ltd. (a)(b)	127,593	82,948
Tobira Therapeutics, Inc. rights (a)(c)	1,750	0
Travere Therapeutics, Inc. (a)(b)	30,493	831,239
Turning Point Therapeutics, Inc. (a)(b)	27,351	865,933
Twist Bioscience Corp. (a)	10,610	593,523
Ultragenyx Pharmaceutical, Inc. (a)(b)	13,785	928,006
uniQure B.V. (a)(b)	8,701	147,830
United Therapeutics Corp. (a)	9,251	1,537,516
Vaxcyte, Inc. (a)(b)	37,715	873,857
Veracyte, Inc. (a)(b)	16,087	447,219
Vericel Corp. (a)(b)	5,847	240,955
Vertex Pharmaceuticals, Inc. (a)	52,035	11,969,091
Verve Therapeutics, Inc.	9,560	312,134
Vir Biotechnology, Inc. (a)(b)	23,113	582,216
Xencor, Inc. (a)(b)	14,629	458,034
Y-mAbs Therapeutics, Inc. (a)(b)	29,763	271,141
Yield10 Bioscience, Inc. (a)(b)	8,107	34,049
Zai Lab Ltd. ADR (a)	10,765	588,846
Zentalis Pharmaceuticals, Inc. (a)(b)	16,081	802,281
		180,441,646
Health Care Equipment & Supplies - 1.9%
Abiomed, Inc. (a)	9,425	2,928,725
Align Technology, Inc. (a)	14,915	7,628,426
Alphatec Holdings, Inc. (a)(b)	93,518	1,030,568
Atricure, Inc. (a)(b)	11,501	798,744
Atrion Corp. (b)	367	262,574
Axonics Modulation Technologies, Inc. (a)	11,799	669,711
BioLife Solutions, Inc. (a)(b)	9,796	230,206
Cerus Corp. (a)(b)	115,778	679,617
CryoPort, Inc. (a)	11,350	389,646
Cue Health, Inc. (b)	41,530	343,453
Dentsply Sirona, Inc.	46,854	2,536,676
DexCom, Inc. (a)	18,621	7,707,418
Establishment Labs Holdings, Inc. (a)(b)	11,882	718,029
Heska Corp. (a)(b)	3,110	441,620
Hologic, Inc. (a)	44,595	3,173,826
ICU Medical, Inc. (a)(b)	4,893	1,158,320
IDEXX Laboratories, Inc. (a)	15,737	8,377,592
Inari Medical, Inc. (a)(b)	11,534	1,014,761
InMode Ltd. (a)(b)	17,639	753,009
Insulet Corp. (a)(b)	12,455	3,296,714
Integra LifeSciences Holdings Corp. (a)(b)	18,942	1,270,251
Intuitive Surgical, Inc. (a)	66,112	19,194,297
iRhythm Technologies, Inc. (a)	5,928	766,313
Lantheus Holdings, Inc. (a)(b)	31,405	1,501,787
LivaNova PLC (a)	14,154	1,115,618
Masimo Corp. (a)	11,018	1,734,784
Merit Medical Systems, Inc. (a)	12,363	803,966
Mesa Laboratories, Inc. (b)	1,748	446,317
Neogen Corp. (a)	24,678	881,005
Novocure Ltd. (a)(b)	21,839	1,787,741
NuVasive, Inc. (a)	507	27,439
Ortho Clinical Diagnostics Holdings PLC	40,250	712,023
OrthoPediatrics Corp. (a)(b)	6,619	370,995
Outset Medical, Inc. (a)(b)	12,479	548,702
PROCEPT BioRobotics Corp. (b)	13,908	347,422
Pulmonx Corp. (a)(b)	9,655	253,540
Quidel Corp. (a)	7,801	825,268
Reshape Lifesciences, Inc. (a)(b)	173,743	189,380
Shockwave Medical, Inc. (a)	6,738	1,194,176
Silk Road Medical, Inc. (a)(b)	8,623	320,172
Staar Surgical Co. (a)	11,496	911,863
Tandem Diabetes Care, Inc. (a)	12,610	1,420,264
		80,762,958
Health Care Providers & Services - 0.5%
1Life Healthcare, Inc. (a)	32,208	348,168
Acadia Healthcare Co., Inc. (a)(b)	20,608	1,168,680
Accolade, Inc. (a)	13,925	250,372
AdaptHealth Corp. (a)	17,828	310,742
Addus HomeCare Corp. (a)	7,650	650,556
Alignment Healthcare, Inc. (a)(b)	35,172	296,852
Amedisys, Inc. (a)(b)	5,455	874,109
Apollo Medical Holdings, Inc. (a)(b)	13,602	654,528
Aveanna Healthcare Holdings, Inc. (a)(b)	45,996	241,479
Corvel Corp. (a)(b)	5,107	812,319
Covetrus, Inc. (a)	28,395	503,159
Fulgent Genetics, Inc. (a)(b)	6,215	387,195
Guardant Health, Inc. (a)(b)	20,705	1,372,120
HealthEquity, Inc. (a)	17,470	938,314
Henry Schein, Inc. (a)	26,655	2,302,459
LHC Group, Inc. (a)(b)	5,658	770,450
LifeStance Health Group, Inc. (b)	73,170	689,993
Modivcare, Inc. (a)	4,117	485,806
National Research Corp. Class A	7,245	288,206
Option Care Health, Inc. (a)(b)	30,289	778,427
Patterson Companies, Inc. (b)	23,731	709,557
Premier, Inc.	28,255	1,015,485
Privia Health Group, Inc. (a)(b)	41,708	1,073,564
Progyny, Inc. (a)(b)	20,688	814,280
R1 RCM, Inc. (a)(b)	52,129	1,417,388
RadNet, Inc. (a)(b)	18,386	453,583
Surgery Partners, Inc. (a)(b)	18,758	980,481
The Ensign Group, Inc. (b)	13,242	1,112,858
Tivity Health, Inc. (a)	19,354	527,977
		22,229,107
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	41,291	803,523
Cerner Corp.	60,128	5,606,936
Certara, Inc. (a)(b)	29,248	741,144
Change Healthcare, Inc. (a)	68,278	1,462,515
Definitive Healthcare Corp. (b)	16,013	370,221
GoodRx Holdings, Inc. (a)(b)	15,668	429,303
Health Catalyst, Inc. (a)(b)	11,658	316,165
Nextgen Healthcare, Inc. (a)	21,116	412,395
Omnicell, Inc. (a)(b)	10,404	1,345,029
Schrodinger, Inc. (a)(b)	26,775	930,699
Sema4 Holdings Corp. Class A (a)(b)	121,200	422,988
Sharecare, Inc. Class A (a)(b)	83,205	253,775
		13,094,693
Life Sciences Tools & Services - 0.7%
10X Genomics, Inc. (a)	19,557	1,593,309
AbCellera Biologics, Inc. (a)(b)	39,721	345,970
Absci Corp. (b)	16,700	156,479
Adaptive Biotechnologies Corp. (a)(b)	28,568	412,236
Bio-Techne Corp.	7,378	3,094,407
Bruker Corp.	32,237	2,268,518
Codexis, Inc. (a)(b)	20,981	418,151
Cytek Biosciences, Inc. (b)	24,150	329,406
ICON PLC (a)	15,587	3,709,862
Illumina, Inc. (a)	29,116	9,509,286
Maravai LifeSciences Holdings, Inc. (a)(b)	29,607	1,156,745
Medpace Holdings, Inc. (a)(b)	8,357	1,278,370
Nanostring Technologies, Inc. (a)(b)	10,725	380,309
NeoGenomics, Inc. (a)(b)	24,909	533,302
Pacific Biosciences of California, Inc. (a)(b)	39,862	475,155
Quanterix Corp. (a)	10,313	347,961
Seer, Inc. (a)(b)	23,861	365,551
SomaLogic, Inc. Class A (a)(b)	72,553	659,507
Sotera Health Co. (a)(b)	53,867	1,178,071
Syneos Health, Inc. (a)	21,499	1,702,721
		29,915,316
Pharmaceuticals - 0.7%
Amphastar Pharmaceuticals, Inc. (a)(b)	25,271	700,259
Arvinas Holding Co. LLC (a)(b)	19,707	1,277,211
AstraZeneca PLC:
rights (a)(c)	1,845	0
sponsored ADR	122,890	7,481,543
atai Life Sciences NV (b)	28,283	162,344
Axsome Therapeutics, Inc. (a)(b)	11,217	315,310
Cassava Sciences, Inc. (a)(b)	3,190	135,607
Corcept Therapeutics, Inc. (a)(b)	28,066	625,591
Cronos Group, Inc. (a)(b)	53,236	190,585
Dova Pharmaceuticals, Inc. rights (a)(c)	7,729	4,174
Eloxx Pharmaceuticals, Inc. (a)(b)	105,004	46,464
GH Research PLC (b)	16,530	272,745
Harmony Biosciences Holdings, Inc. (a)(b)	23,594	942,816
Hutchison China Meditech Ltd. sponsored ADR (a)	24,806	675,964
Innoviva, Inc. (a)(b)	39,337	755,664
Intra-Cellular Therapies, Inc. (a)	28,089	1,558,378
Jazz Pharmaceuticals PLC (a)	15,359	2,110,634
Kiora Pharmaceuticals, Inc. (a)(b)	268,476	167,798
NGM Biopharmaceuticals, Inc. (a)(b)	49,688	738,364
Pacira Biosciences, Inc. (a)(b)	11,006	733,990
Palisade Bio, Inc. (a)(b)	81,930	75,376
Revance Therapeutics, Inc. (a)(b)	56,720	769,690
Roivant Sciences Ltd. (a)(b)	77,509	487,532
Royalty Pharma PLC (b)	81,243	3,189,600
Sanofi SA sponsored ADR	56,904	2,984,615
Supernus Pharmaceuticals, Inc. (a)(b)	19,053	608,743
Tilray Brands, Inc. Class 2 (a)(b)	86,987	530,621
Viatris, Inc.	250,345	2,756,298
		30,297,916
TOTAL HEALTH CARE		356,741,636
INDUSTRIALS - 4.1%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)(b)	6,442	457,704
Astra Space, Inc. Class A (a)(b)	66,262	230,592
Axon Enterprise, Inc. (a)(b)	14,021	1,966,445
Elbit Systems Ltd. (b)	9,932	2,046,588
Kratos Defense & Security Solutions, Inc. (a)	30,005	627,705
Lilium NV (a)(b)	52,424	179,290
Mercury Systems, Inc. (a)(b)	12,927	778,464
Momentus, Inc. Class A (a)(b)	63,670	146,441
Rocket Lab U.S.A., Inc. Class A (a)(b)	97,089	926,229
Woodward, Inc.	13,690	1,706,185
		9,065,643
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)(b)	17,018	536,237
Atlas Air Worldwide Holdings, Inc. (a)	7,281	570,539
C.H. Robinson Worldwide, Inc.	19,224	1,858,576
Expeditors International of Washington, Inc.	31,497	3,255,530
Forward Air Corp. (b)	7,315	754,762
Hub Group, Inc. Class A (a)(b)	10,318	870,839
		7,846,483
Airlines - 0.2%
Allegiant Travel Co. (a)	2,546	443,233
American Airlines Group, Inc. (a)(b)	100,678	1,736,696
Frontier Group Holdings, Inc. (a)(b)	43,564	561,104
JetBlue Airways Corp. (a)	151,621	2,315,253
Ryanair Holdings PLC sponsored ADR (a)	21,300	2,123,823
SkyWest, Inc. (a)	13,519	380,019
Sun Country Airlines Holdings, Inc. (a)	26,539	717,880
United Airlines Holdings, Inc. (a)	62,278	2,765,143
		11,043,151
Building Products - 0.1%
AAON, Inc. (b)	12,455	729,365
American Woodmark Corp. (a)	4,844	259,542
CSW Industrials, Inc. (b)	3,167	381,085
Gibraltar Industries, Inc. (a)	9,468	457,494
UFP Industries, Inc. (b)	14,670	1,257,953
View, Inc. Class A (a)(b)	135,520	327,958
		3,413,397
Commercial Services & Supplies - 0.4%
ACV Auctions, Inc. Class A (a)(b)	36,836	485,867
Aurora Innovation, Inc. (a)(b)	231,502	1,324,191
Casella Waste Systems, Inc. Class A (a)	11,452	863,481
Cimpress PLC (a)	3,551	223,677
Cintas Corp.	18,138	6,807,554
Copart, Inc. (a)	42,470	5,218,714
Driven Brands Holdings, Inc. (a)(b)	32,480	953,938
Fuel Tech, Inc. (a)(b)	198,160	247,700
Matthews International Corp. Class A (b)	11,440	379,579
Millerknoll, Inc. (b)	13,659	531,062
Renovare Environmental, Inc. (a)(b)	147,025	64,691
Stericycle, Inc. (a)(b)	16,869	984,475
Tetra Tech, Inc.	10,782	1,711,858
		19,796,787
Construction & Engineering - 0.1%
Construction Partners, Inc. Class A (a)(b)	19,972	534,451
IES Holdings, Inc. (a)	3,951	166,100
MYR Group, Inc. (a)(b)	7,001	628,340
NV5 Global, Inc. (a)(b)	6,933	743,564
Primoris Services Corp.	4,934	130,110
Willscot Mobile Mini Holdings (a)	42,305	1,503,097
		3,705,662
Electrical Equipment - 0.2%
Array Technologies, Inc. (a)	38,063	427,828
Ballard Power Systems, Inc. (a)(b)	57,941	661,686
Blink Charging Co. (a)(b)	350	8,603
Encore Wire Corp.	6,535	760,805
Enovix Corp. (a)(b)	34,033	566,990
Fluence Energy, Inc.	9,015	121,973
FuelCell Energy, Inc. (a)(b)	2,804	16,824
Plug Power, Inc. (a)(b)	114,247	2,889,307
Shoals Technologies Group, Inc. (a)(b)	17,099	270,335
Sunrun, Inc. (a)(b)	42,069	1,147,642
Tritium DCFC Ltd. (a)(b)	48,913	360,000
Vicor Corp. (a)	7,388	552,401
		7,784,394
Industrial Conglomerates - 0.7%
Honeywell International, Inc.	137,370	26,065,958
Icahn Enterprises LP	49,529	2,711,217
		28,777,175
Machinery - 0.5%
Altra Industrial Motion Corp. (b)	14,976	636,031
Astec Industries, Inc.	7,613	379,127
Columbus McKinnon Corp. (NY Shares) (b)	12,537	572,189
Franklin Electric Co., Inc. (b)	10,917	923,142
Hillman Solutions Corp. Class A (a)	66,462	623,414
Hyzon Motors, Inc. Class A (a)(b)	76,151	424,923
Kornit Digital Ltd. (a)(b)	9,715	921,273
Lincoln Electric Holdings, Inc. (b)	11,556	1,472,928
Microvast Holdings, Inc. (a)(b)	93,020	664,163
Middleby Corp. (a)	10,641	1,890,054
Nikola Corp. (a)(b)	113,261	894,762
Nordson Corp.	11,375	2,576,324
Omega Flex, Inc. (b)	2,855	414,689
PACCAR, Inc.	57,635	5,291,469
Proterra, Inc. Class A (a)(b)	78,544	710,038
RBC Bearings, Inc. (a)(b)	5,757	1,115,994
The Shyft Group, Inc.	11,974	483,869
		19,994,389
Marine - 0.0%
Golden Ocean Group Ltd. (b)	41,152	509,464
Star Bulk Carriers Corp.	374	11,250
		520,714
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)	7,053	365,345
CoStar Group, Inc. (a)	77,536	4,730,471
Exponent, Inc.	11,631	1,102,154
First Advantage Corp.	27,447	443,269
Forrester Research, Inc. (a)	8,931	463,787
Headhunter Group PLC ADR (c)	11,923	167,757
Huron Consulting Group, Inc. (a)(b)	6,995	345,063
ICF International, Inc.	5,559	492,639
Kelly Services, Inc. Class A (non-vtg.) (b)	23,318	494,808
Kforce, Inc. (b)	10,810	812,696
LegalZoom.com, Inc. (b)	36,518	570,046
ManTech International Corp. Class A	7,097	591,677
ShiftPixy, Inc. (a)(b)	80,320	68,368
Sterling Check Corp. (b)	22,742	478,947
Upwork, Inc. (a)(b)	28,759	727,028
Verisk Analytics, Inc.	27,093	4,804,673
		16,658,728
Road & Rail - 0.9%
AMERCO	4,431	2,559,390
ArcBest Corp. (b)	6,728	623,551
Avis Budget Group, Inc. (a)(b)	11,453	2,100,938
CSX Corp.	389,036	13,192,211
Heartland Express, Inc. (b)	26,260	377,094
Hertz Global Holdings, Inc.	92,451	1,878,604
J.B. Hunt Transport Services, Inc.	20,306	4,120,697
Landstar System, Inc.	6,800	1,049,988
Lyft, Inc. (a)	65,189	2,538,460
Marten Transport Ltd.	28,333	488,744
Old Dominion Freight Lines, Inc.	20,259	6,361,934
Saia, Inc. (a)(b)	5,292	1,520,021
TuSimple Holdings, Inc. (a)(b)	35,110	611,616
Universal Logistics Holdings, Inc.	11,294	216,054
Werner Enterprises, Inc. (b)	15,214	661,200
		38,300,502
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)(b)	17,241	1,029,115
Fastenal Co.	92,185	4,743,840
H&E Equipment Services, Inc.	13,723	573,072
Hudson Technologies, Inc. (a)	90,597	346,081
McGrath RentCorp. (b)	6,927	563,027
Rush Enterprises, Inc. Class A (b)	17,302	898,666
		8,153,801
Transportation Infrastructure - 0.0%
Singularity Future Technology Ltd. (a)(b)	91,782	684,694
TOTAL INDUSTRIALS		175,745,520
INFORMATION TECHNOLOGY - 44.1%
Communications Equipment - 1.3%
Applied Optoelectronics, Inc. (a)(b)	63,374	230,048
Casa Systems, Inc. (a)(b)	36,379	151,337
Cisco Systems, Inc.	783,948	43,720,780
CommScope Holding Co., Inc. (a)	52,318	499,114
Ericsson (B Shares) sponsored ADR	79,750	740,080
Extreme Networks, Inc. (a)	68,651	788,800
F5, Inc. (a)	11,784	2,366,816
Harmonic, Inc. (a)(b)	67,453	627,987
Infinera Corp. (a)(b)	51,732	477,486
Lumentum Holdings, Inc. (a)	15,373	1,519,775
NETGEAR, Inc. (a)(b)	11,758	312,880
NetScout Systems, Inc. (a)	19,851	617,962
Radware Ltd. (a)	13,780	474,170
ViaSat, Inc. (a)	23,023	1,050,770
Viavi Solutions, Inc. (a)(b)	53,994	885,502
		54,463,507
Electronic Equipment & Components - 0.7%
Advanced Energy Industries, Inc. (b)	8,834	758,399
Avnet, Inc.	23,650	994,956
CDW Corp.	24,230	4,178,706
Cognex Corp.	31,293	2,114,155
Coherent, Inc. (a)	5,772	1,525,655
ePlus, Inc. (a)	7,910	370,979
FARO Technologies, Inc. (a)(b)	5,443	297,950
Flex Ltd. (a)	98,769	1,628,701
II-VI, Inc. (a)(b)	17,404	1,208,882
Insight Enterprises, Inc. (a)(b)	8,385	872,040
IPG Photonics Corp. (a)	10,779	1,405,043
Itron, Inc. (a)	9,653	460,159
Lightwave Logic, Inc. (a)(b)	25,493	191,962
Littelfuse, Inc.	5,602	1,446,492
National Instruments Corp. (b)	23,167	930,155
Novanta, Inc. (a)(b)	8,106	1,107,523
OSI Systems, Inc. (a)(b)	5,061	408,271
PC Connection, Inc.	7,277	355,045
Plexus Corp. (a)(b)	9,694	789,770
Sanmina Corp. (a)(b)	17,138	681,750
Trimble, Inc. (a)	47,073	3,283,342
TTM Technologies, Inc. (a)(b)	30,856	387,860
Zebra Technologies Corp. Class A (a)	10,116	4,181,347
		29,579,142
IT Services - 2.6%
Affirm Holdings, Inc. (a)(b)	37,373	1,563,686
Akamai Technologies, Inc. (a)	27,124	2,936,444
Amdocs Ltd.	27,685	2,178,810
Automatic Data Processing, Inc.	78,134	15,973,715
BigCommerce Holdings, Inc. (a)	14,592	377,933
Cognizant Technology Solutions Corp. Class A	95,457	8,221,711
Concentrix Corp.	11,745	2,347,708
CSG Systems International, Inc. (b)	9,728	600,412
Cyxtera Technologies, Inc. Class A (a)(b)	17,105	208,168
Data Storage Corp. (a)(b)	42,531	149,284
Dlocal Ltd. (b)	27,934	912,045
Euronet Worldwide, Inc. (a)	12,390	1,588,770
EVO Payments, Inc. Class A (a)	13,704	330,403
ExlService Holdings, Inc. (a)	8,106	979,124
Fiserv, Inc. (a)	132,794	12,969,990
Flywire Corp. (a)	18,022	487,675
GDS Holdings Ltd. ADR (a)(b)	22,530	1,003,036
Grid Dynamics Holdings, Inc. (a)	21,207	257,665
Jack Henry & Associates, Inc.	12,897	2,280,190
Kingsoft Cloud Holdings Ltd. ADR (a)(b)	35,240	237,518
Marqeta, Inc. Class A (b)	57,050	669,197
MongoDB, Inc. Class A (a)(b)	12,183	4,653,784
Nuvei Corp. (b)(d)	11,943	648,385
Okta, Inc. (a)	28,799	5,265,609
Paychex, Inc.	66,106	7,870,580
Payoneer Global, Inc. (a)	153,049	737,696
PayPal Holdings, Inc. (a)	225,754	25,268,645
Perficient, Inc. (a)(b)	7,688	783,407
Rackspace Technology, Inc. (a)(b)	47,340	526,894
Remitly Global, Inc. (b)	33,060	362,007
Repay Holdings Corp. (a)(b)	19,822	342,326
Sabre Corp. (a)(b)	74,978	819,510
StoneCo Ltd. Class A (a)	52,260	587,402
Taoping, Inc. (a)(b)	22,695	41,532
Thoughtworks Holding, Inc. (b)	56,038	1,281,029
Ttec Holdings, Inc. (b)	10,583	841,349
VeriSign, Inc. (a)	19,708	4,211,994
Verra Mobility Corp. (a)(b)	56,414	947,755
Wix.com Ltd. (a)(b)	10,456	957,560
		112,420,948
Semiconductors & Semiconductor Equipment - 11.2%
ACM Research, Inc. (a)(b)	7,038	580,072
Advanced Micro Devices, Inc. (a)	243,763	30,065,728
Allegro MicroSystems LLC (a)(b)	34,621	992,584
Alpha & Omega Semiconductor Ltd. (a)	11,207	602,600
Ambarella, Inc. (a)(b)	8,306	1,160,431
Amkor Technology, Inc. (b)	54,370	1,232,568
Analog Devices, Inc.	96,429	15,456,604
Applied Materials, Inc.	168,101	22,559,154
ASML Holding NV	15,440	10,290,914
Axcelis Technologies, Inc. (a)	11,873	821,849
Azenta, Inc.	16,267	1,423,688
Broadcom, Inc.	78,147	45,906,674
Camtek Ltd. (a)(b)	18,335	602,121
Canadian Solar, Inc. (a)(b)	14,574	461,413
Cirrus Logic, Inc. (a)(b)	10,630	923,428
CMC Materials, Inc.	6,144	1,139,282
Cohu, Inc. (a)	11,803	368,018
Diodes, Inc. (a)(b)	10,625	951,894
Enphase Energy, Inc. (a)	26,503	4,418,050
Entegris, Inc.	26,458	3,452,240
First Solar, Inc. (a)	21,318	1,605,032
FormFactor, Inc. (a)(b)	18,434	746,393
GlobalFoundries, Inc. (b)	98,123	5,963,916
Ichor Holdings Ltd. (a)(b)	16,356	576,222
Impinj, Inc. (a)(b)	9,460	650,375
Intel Corp.	779,337	37,174,375
KLA Corp.	28,381	9,890,779
Kulicke & Soffa Industries, Inc. (b)	15,126	790,182
Lam Research Corp.	26,183	14,697,827
Lattice Semiconductor Corp. (a)	29,988	1,877,849
MACOM Technology Solutions Holdings, Inc. (a)(b)	15,707	943,991
Marvell Technology, Inc.	157,668	10,773,454
MaxLinear, Inc. Class A (a)(b)	15,180	931,293
Microchip Technology, Inc.	106,908	7,518,840
Micron Technology, Inc.	201,152	17,874,367
MKS Instruments, Inc. (b)	11,715	1,764,279
Monolithic Power Systems, Inc.	9,246	4,241,140
Navitas Semiconductor Corp. (a)(b)	51,376	500,402
Nova Ltd. (a)(b)	7,123	746,348
NVIDIA Corp.	473,927	115,567,099
NXP Semiconductors NV	49,991	9,504,289
onsemi (a)	78,623	4,922,586
PDF Solutions, Inc. (a)	9,743	266,568
Photronics, Inc. (a)	54,896	1,011,184
Power Integrations, Inc.	13,549	1,219,410
Qorvo, Inc. (a)	19,204	2,626,723
Qualcomm, Inc.	210,286	36,167,089
Rambus, Inc. (a)(b)	29,211	788,697
Semtech Corp. (a)(b)	14,924	1,035,427
Silicon Laboratories, Inc. (a)(b)	9,326	1,433,499
Silicon Motion Tech Corp. sponsored ADR	9,444	685,068
SiTime Corp. (a)(b)	4,445	898,512
Skyworks Solutions, Inc.	29,140	4,026,274
SMART Global Holdings, Inc. (a)	21,719	596,187
SolarEdge Technologies, Inc. (a)	10,321	3,296,734
SunPower Corp. (a)(b)	35,692	639,958
Synaptics, Inc. (a)(b)	7,857	1,794,775
Teradyne, Inc.	30,106	3,550,100
Texas Instruments, Inc.	168,601	28,660,484
Tower Semiconductor Ltd. (a)(b)	25,548	1,196,924
Ultra Clean Holdings, Inc. (a)	14,894	682,294
Universal Display Corp.	9,767	1,513,006
Veeco Instruments, Inc. (a)(b)	20,321	580,571
		485,339,834
Software - 16.0%
ACI Worldwide, Inc. (a)	26,962	903,766
Adobe, Inc. (a)	88,395	41,340,574
Alarm.com Holdings, Inc. (a)	11,543	759,876
Alkami Technology, Inc. (a)(b)	15,662	246,833
Altair Engineering, Inc. Class A (a)(b)	11,452	760,642
Amplitude, Inc. (a)(b)	12,558	269,244
ANSYS, Inc. (a)	17,046	5,526,143
AppFolio, Inc. (a)(b)	4,325	489,331
Appian Corp. Class A (a)(b)	7,014	427,573
AppLovin Corp. (a)(b)	45,385	2,635,961
Arqit Quantum, Inc. (a)(b)	43,500	693,825
Aspen Technology, Inc. (a)	13,445	2,049,152
Atlassian Corp. PLC (a)	26,091	7,976,541
Autodesk, Inc. (a)	43,723	9,629,116
AvePoint, Inc. (a)(b)	118,806	670,066
AvidXchange Holdings, Inc. (b)	35,378	340,690
Bentley Systems, Inc. Class B (b)	49,556	1,902,455
Blackbaud, Inc. (a)(b)	11,794	737,007
BlackLine, Inc. (a)	12,902	971,650
Bottomline Technologies, Inc. (a)	11,809	668,862
BTRS Holdings, Inc. (a)	92,414	563,725
Cadence Design Systems, Inc. (a)	52,494	7,949,166
CDK Global, Inc.	26,617	1,206,815
Cerence, Inc. (a)(b)	9,191	331,887
Check Point Software Technologies Ltd. (a)	28,012	4,058,379
Citrix Systems, Inc.	23,719	2,431,198
Cognyte Software Ltd. (a)	15,319	170,960
CommVault Systems, Inc. (a)	15,740	990,203
Confluent, Inc. (b)	19,829	848,483
Coupa Software, Inc. (a)(b)	13,460	1,628,795
Crowdstrike Holdings, Inc. (a)	39,709	7,751,594
Cvent Holding Corp. (a)	1,514	12,188
CyberArk Software Ltd. (a)(b)	8,520	1,449,593
Datadog, Inc. Class A (a)	48,716	7,848,635
Dave, Inc. (a)(b)	56,789	248,168
Descartes Systems Group, Inc. (a)	18,843	1,342,752
Digital Turbine, Inc. (a)(b)	19,611	950,741
Docebo, Inc. (a)(b)	6,492	341,609
DocuSign, Inc. (a)	37,552	4,447,283
Domo, Inc. Class B (a)	7,382	328,499
Dropbox, Inc. Class A (a)	58,162	1,319,696
Duck Creek Technologies, Inc. (a)(b)	37,430	878,856
Embark Technology, Inc. (a)(b)	69,346	316,218
Everbridge, Inc. (a)	7,336	289,919
EverCommerce, Inc. (b)	35,882	429,866
Expensify, Inc.	16,455	337,328
Five9, Inc. (a)	13,664	1,503,040
Fortinet, Inc. (a)	30,816	10,616,728
GTY Technology Holdings, Inc. (a)(b)	44,668	198,326
Intapp, Inc.	10,826	249,648
InterDigital, Inc. (b)	8,226	529,919
Intrusion, Inc. (a)(b)	42,036	150,489
Intuit, Inc.	52,424	24,868,373
Jamf Holding Corp. (a)(b)	27,535	941,972
JFrog Ltd. (a)(b)	32,114	795,464
LivePerson, Inc. (a)(b)	15,563	315,618
Magic Software Enterprises Ltd.	17,801	318,816
Mandiant, Inc. (a)	52,215	1,033,857
Manhattan Associates, Inc. (a)	13,848	1,851,201
Marathon Digital Holdings, Inc. (a)(b)	20,769	526,494
Matterport, Inc. (a)(b)	53,277	394,783
McAfee Corp.	43,224	1,123,392
Microsoft Corp.	1,431,651	427,763,002
MicroStrategy, Inc. Class A (a)(b)	1,261	558,623
Mimecast Ltd. (a)	15,230	1,211,242
Momentive Global, Inc. (a)	34,092	535,926
Monday.com Ltd. (b)	8,530	1,355,161
nCino, Inc. (a)(b)	20,334	933,941
NICE Systems Ltd. sponsored ADR (a)	9,711	2,197,114
NortonLifeLock, Inc.	112,969	3,273,842
Nuance Communications, Inc. (a)	34,987	1,942,478
Nutanix, Inc. Class A (a)	42,564	1,136,459
Open Text Corp. (b)	45,685	1,987,298
Palo Alto Networks, Inc. (a)	18,612	11,060,181
Paycor HCM, Inc. (b)	31,630	887,854
Paylocity Holding Corp. (a)(b)	11,570	2,457,931
Pegasystems, Inc.	17,096	1,489,404
Powerbridge Technologies Co. Ltd. (a)(b)	545,377	203,862
Progress Software Corp.	11,999	528,916
PTC, Inc. (a)	23,995	2,670,164
Qualtrics International, Inc.	31,353	950,936
Qualys, Inc. (a)(b)	7,870	986,190
Rapid7, Inc. (a)	11,068	1,145,095
Riot Blockchain, Inc. (a)(b)	16,686	287,500
Sapiens International Corp. NV	15,927	429,870
Smith Micro Software, Inc. (a)(b)	57,748	240,232
Splunk, Inc. (a)	35,222	4,159,718
Sprout Social, Inc. (a)(b)	11,475	747,137
SPS Commerce, Inc. (a)(b)	8,487	1,102,037
SS&C Technologies Holdings, Inc.	41,255	3,092,887
Sumo Logic, Inc. (a)	55,704	670,676
Synopsys, Inc. (a)	28,402	8,872,501
Tenable Holdings, Inc. (a)	23,326	1,291,327
The Trade Desk, Inc. (a)(b)	83,554	7,128,827
Varonis Systems, Inc. (a)(b)	22,230	969,228
Verint Systems, Inc. (a)(b)	15,319	769,473
Vonage Holdings Corp. (a)	65,735	1,335,735
WalkMe Ltd. (b)	15,391	235,174
Workday, Inc. Class A (a)	35,086	8,036,448
Xperi Holding Corp. (b)	27,820	481,842
Zoom Video Communications, Inc. Class A (a)	46,287	6,137,656
Zscaler, Inc. (a)	27,096	6,480,008
		690,633,878
Technology Hardware, Storage & Peripherals - 12.3%
Apple, Inc.	3,128,375	516,557,250
Avid Technology, Inc. (a)	15,362	483,289
Corsair Gaming, Inc. (a)(b)	15,738	363,233
Logitech International SA (b)	30,240	2,257,114
NetApp, Inc.	43,210	3,386,800
Seagate Technology Holdings PLC	45,683	4,712,658
Stratasys Ltd. (a)(b)	26,504	664,720
Super Micro Computer, Inc. (a)	14,841	583,103
Western Digital Corp. (a)	57,744	2,941,479
Xerox Holdings Corp. (b)	34,351	677,058
		532,626,704
TOTAL INFORMATION TECHNOLOGY		1,905,064,013
MATERIALS - 0.3%
Chemicals - 0.1%
Amyris, Inc. (a)(b)	96,748	441,171
Balchem Corp.	7,611	1,052,906
Diversey Holdings Ltd. (a)(b)	57,620	551,423
Innospec, Inc.	6,470	617,885
Methanex Corp. (b)	19,718	1,029,082
PureCycle Technologies, Inc. (a)	217	1,510
		3,693,977
Containers & Packaging - 0.0%
Pactiv Evergreen, Inc.	34,410	331,024
Silgan Holdings, Inc. (b)	22,288	933,421
TriMas Corp. (b)	12,925	420,192
		1,684,637
Metals & Mining - 0.2%
Century Aluminum Co. (a)	38,785	916,102
Ferroglobe Representation & Warranty Insurance (a)(c)	7,187	0
Kaiser Aluminum Corp. (b)	8,526	822,759
Pan American Silver Corp. (b)	49,440	1,168,267
Royal Gold, Inc. (b)	12,575	1,524,845
Schnitzer Steel Industries, Inc. Class A (b)	14,157	688,738
SSR Mining, Inc. (b)	38,921	769,468
Steel Dynamics, Inc.	33,547	2,367,747
		8,257,926
TOTAL MATERIALS		13,636,540
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.8%
CareTrust (REIT), Inc.	25,044	438,270
CyrusOne, Inc.	25,839	2,334,554
Equinix, Inc.	16,589	11,773,711
Gaming & Leisure Properties	41,849	1,900,363
Gladstone Commercial Corp.	13,682	289,922
Gladstone Land Corp.	22,399	669,506
Host Hotels & Resorts, Inc.	137,687	2,515,541
Industrial Logistics Properties Trust	18,941	423,710
Lamar Advertising Co. Class A	18,393	2,005,941
Potlatch Corp.	13,533	742,962
Regency Centers Corp.	36,198	2,385,086
Retail Opportunity Investments Corp.	32,606	592,125
Sabra Health Care REIT, Inc.	121,192	1,627,609
SBA Communications Corp. Class A	21,355	6,478,893
Service Properties Trust	44,605	384,941
Uniti Group, Inc.	59,296	769,069
		35,332,203
Real Estate Management & Development - 0.2%
Colliers International Group, Inc. (b)	9,239	1,268,884
Comstock Holding Companies, Inc. (a)(b)	116,444	536,807
eXp World Holdings, Inc. (b)	33,542	896,913
FirstService Corp. (b)	9,336	1,328,233
Newmark Group, Inc. (b)	39,258	694,081
Opendoor Technologies, Inc. (a)(b)	118,531	989,734
Redfin Corp. (a)(b)	23,157	500,886
Zillow Group, Inc.:
Class A (a)(b)	21,850	1,251,350
Class C (a)(b)	24,893	1,431,845
		8,898,733
TOTAL REAL ESTATE		44,230,936
UTILITIES - 0.7%
Electric Utilities - 0.7%
Alliant Energy Corp.	47,607	2,780,249
American Electric Power Co., Inc.	79,278	7,186,551
Constellation Energy Corp.	54,735	2,516,715
Exelon Corp.	164,205	6,988,565
MGE Energy, Inc. (b)	9,031	650,413
Otter Tail Corp. (b)	11,783	728,896
Xcel Energy, Inc.	103,965	6,999,963
		27,851,352
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC (b)	23,831	804,296
ReNew Energy Global PLC (a)(b)	99,844	788,768
		1,593,064
Multi-Utilities - 0.0%
NorthWestern Energy Corp. (b)	12,535	758,117
Water Utilities - 0.0%
Middlesex Water Co. (b)	7,077	707,629
TOTAL UTILITIES		30,910,162
TOTAL COMMON STOCKS (Cost $2,511,307,179)		4,284,948,532

Money Market Funds - 7.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.07% (e)	26,476,126	26,481,421
Fidelity Securities Lending Cash Central Fund 0.07% (e)(f)	312,381,116	312,412,355
TOTAL MONEY MARKET FUNDS (Cost $338,891,573)		338,893,776

TOTAL INVESTMENT IN SECURITIES - 107.1% (Cost $2,850,198,752)	4,623,842,308
NET OTHER ASSETS (LIABILITIES) - (7.1)% (g)	(308,439,128)
NET ASSETS - 100.0%	4,315,403,180

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	107	Mar 2022	30,447,920	(2,216,645)	(2,216,645)

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $648,385 or 0.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $1,605,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.07%	20,289,448	55,081,338	48,889,365	3,555	-	-	26,481,421	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	267,938,777	368,728,502	324,254,924	1,331,694	-	-	312,412,355	0.8%
Total	288,228,225	423,809,840	373,144,289	1,335,249	-	-	338,893,776

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.